DRIEHAUS MUTUAL FUNDS

(the “Trust”)

Driehaus Active Income Fund *LCMAX

Driehaus Event Driven Fund *DEVDX

(each, a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED AUGUST 3, 2018

TO THE PROSPECTUS FOR THE FUNDS DATED APRIL 30, 2018

AND SUMMARY PROSPECTUS FOR EACH FUND DATED APRIL 30, 2018

Effective October 5, 2018, K.C. Nelson and Elizabeth Cassidy will resign from Driehaus Capital Management LLC, the Funds’ investment adviser. Accordingly, as of that date all references to Mr. Nelson and Ms. Cassidy herein shall be removed. As a result of the pending resignations, effective August 3, 2018, certain portfolio manager changes are being made for the Funds. Accordingly, the following information replaces the existing disclosure under the “Portfolio Management” heading on page 6 of the Driehaus Active Income Fund’s Summary Prospectus and on page 6 of the Funds’ Prospectus:

Portfolio Managers

K.C. Nelson Portfolio Manager of DCM Lead Portfolio Manager of the Fund 6/09 – 10/18	Elizabeth Cassidy Portfolio Manager of DCM Portfolio Manager of the Fund 7/15 – 10/18 (Assistant Portfolio Manager of the Fund 11/09 - 6/15)

Yoav Sharon Portfolio Manager of DCM Portfolio Manager of the Fund since 8/18	Thomas McCauley Portfolio Manager of DCM Portfolio Manager of the Fund since 8/18	John Khym Assistant Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since 8/18

In addition, the following information replaces the existing disclosure under the “Portfolio Management” heading on page 6 of the Driehaus Event Driven Fund’s Summary Prospectus and on page 14 of the Funds’ Prospectus:

Portfolio Managers

K.C. Nelson Portfolio Manager of DCM Portfolio Manager of the Fund 8/13 – 10/18	Michael Caldwell Portfolio Manager of DCM Portfolio Manager of the Fund since 8/18 (Assistant Portfolio Manager of the Fund 8/13 – 7/18)

Yoav Sharon Portfolio Manager of DCM Portfolio Manager of the Fund since 8/18 (Assistant Portfolio Manager of the Fund 2/15 – 7/18)	Thomas McCauley Portfolio Manager of DCM Portfolio Manager of the Fund since 8/18 (Assistant Portfolio Manager of the Fund 6/17 – 7/18)

The following information replaces the information under the “Driehaus Active Income Fund” and “Driehaus Event Driven Fund” sections beginning on page 37 of the Funds’ Prospectus:

Driehaus Active Income Fund

Lead Portfolio Manager. The Driehaus Active Income Fund is managed by K.C. Nelson. Mr. Nelson has been the portfolio manager for the Fund since its inception and is responsible for making investment decisions on behalf of the Fund.

Mr. Nelson received his B.A. in Economics from Vanderbilt University in 1998 and an M.B.A. from Duke University in 2004. In 1998, Mr. Nelson joined J.C. Bradford & Co., where he was an analyst in the firm’s investment banking division. In 1999, he joined Andersen Corporate Finance LLC and worked as a senior analyst primarily focusing on buy and sell-side merger and acquisitions transactions across a number of industries. In 2003, Mr. Nelson joined Akela Capital where he worked as an assistant portfolio manager focusing on convertible arbitrage. In 2006, he joined Lotsoff Capital Management where he was a senior portfolio manager of the firm’s credit-oriented strategies. In 2009, Mr. Nelson joined the Adviser as portfolio manager focusing on the Adviser’s credit-oriented strategies.

Portfolio Manager. Elizabeth Cassidy has been a portfolio manager of the Driehaus Active Income Fund since July 1, 2015 and, together with the other portfolio managers, is responsible for making investment decisions on behalf of the Fund. Ms. Cassidy served as an assistant portfolio manager of the Driehaus Active Income Fund from November 1, 2009 to June 30, 2015.

Ms. Cassidy received her B.A. in Economics and French from Middlebury College in 1999 and an M.B.A. from Duke University in 2004. In 1999, Ms. Cassidy joined Credit Suisse First Boston where she was an analyst and then an associate in the firm’s Investment Banking Division, focusing on buy and sell-side merger and acquisition transactions and debt and equity financings in the consumer and industrial industries. In 2004, she joined Bank of America Merrill Lynch as an associate and then as a vice president and research analyst focused on distressed securities in the Corporate Principal Investing & Trading group. In November 2009, Ms. Cassidy joined the Adviser as an assistant portfolio manager of the firm’s credit-oriented strategies.

Portfolio Manager. Yoav Sharon has been a portfolio manager of the Driehaus Active Income Fund since August 3, 2018 and, together with the other portfolio managers, is responsible for making investment decisions on behalf of the Fund.

Mr. Sharon earned his B.A. from Northwestern University in 2003 and an M.B.A. in finance, international business, and management and strategy from the Kellogg Graduate School of Management at Northwestern University in 2010. He joined the Adviser in 2012. Prior to joining the Adviser, Mr. Sharon worked at Peak6 Investments as a senior analyst and trader. Prior to that, he served as a managing member of a firm he helped found, Raya Trading, and as a senior trader at STR Trading Partners.

Portfolio Manager. Thomas McCauley has been a portfolio manager of the Driehaus Active Income Fund since August 3, 2018 and, together with the other portfolio managers, is responsible for making investment decisions on behalf of the Fund.

Mr. McCauley received his B.S. in Finance and Accounting from Tulane University in 2004 and an M.B.A. from the University of Chicago in 2011. He is a CFA charterholder. He joined the Adviser as a Senior Analyst in 2013. From 2011 through 2013, Mr. McCauley was an Investment Analyst with Chicago Fundamental Investment Partners, a hedge fund focused on long/short high yield credit investing. From 2006 through 2009, Mr. McCauley was an Associate with Merit Capital Partners, a private equity investment firm. From 2004 through 2006, Mr. McCauley was an Analyst focused on corporate debt underwriting and merger and acquisition advisory at ABN AMRO bank.

Assistant Portfolio Manager. John Khym has been an assistant portfolio manager of the Driehaus Active Income Fund since August 3, 2018 and has certain responsibilities for investment decision-making, subject to the approval of the portfolio managers.

Mr. Khym received a B.B.A. from the University of Notre Dame in 2001 and is a CFA charterholder. Prior to joining the Adviser in 2014, Mr. Khym was a Vice President with Neuberger Berman, where he focused on distressed debt investing in the U.S. and Europe. From 2006 through 2011, Mr. Khym was an Investment Analyst with Chicago Fundamental Investment Partners, a hedge fund focused on long/short high yield credit investing. Earlier in his career, Mr. Khym was an Associate with Madison Capital Funding, a provider of middle market leveraged loans, and an Associate within Huron Consulting Group / Arthur Andersen’s corporate restructuring practices.

Driehaus Event Driven Fund

Portfolio Manager. The Driehaus Event Driven Fund is managed by K.C. Nelson. Mr. Nelson has been the portfolio manager for the Fund since its inception on August 26, 2013 and is responsible for making investment decisions on behalf the Fund. Mr. Nelson’s background is described under “Driehaus Active Income Fund – Lead Portfolio Manager.”

Portfolio Manager. Yoav Sharon has been a portfolio manager of the Driehaus Event Driven Fund since August 3, 2018 and is responsible for making investment decisions on behalf of the Fund. Mr. Sharon served as an assistant portfolio manager of the Driehaus Event Driven Fund from February 1, 2015 to August 3, 2018. Mr. Sharon’s background is described under “Driehaus Active Income Fund – Portfolio Manager.”

Portfolio Manager. Thomas McCauley has been a portfolio manager of the Driehaus Event Driven Fund since August 3, 2018 and is responsible for making investment decisions on behalf of the Fund. Mr. McCauley served as an assistant portfolio manager of the Driehaus Event Driven Fund from June 1, 2017 to August 3, 2018. Mr. McCauley’s background is described under “Driehaus Active Income Fund – Portfolio Manager.”

Portfolio Manager. Michael Caldwell has been a portfolio manager of the Driehaus Event Driven Fund since August 3, 2018 and is responsible for making investment decisions on behalf of the Fund. Mr. Caldwell served as an assistant portfolio manager of the Driehaus Event Driven Fund from the Fund’s inception to August 3, 2018.

Mr. Caldwell received his B.S. in biomedical engineering from Yale University in 2005. Mr. Caldwell began his career as co-founder of Ivy Concierge, LLC where he served as a managing director from 2005 to 2007. He also worked as a graduate research associate for the department of biomedical engineering at Yale University in 2007. He joined the Adviser in 2008 as an associate analyst focusing on micro and small cap stocks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

For more information, please call the Driehaus Mutual Funds at (877) 779-0079.

DRIEHAUS MUTUAL FUNDS

(the “Trust”)

Driehaus Active Income Fund *LCMAX

Driehaus Event Driven Fund *DEVDX

(each a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED AUGUST 3, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) FOR THE FUNDS

DATED APRIL 30, 2018

Effective October 5, 2018, K.C. Nelson and Elizabeth Cassidy will resign from Driehaus Capital Management LLC, the Funds’ investment adviser. Accordingly, as of that date all references to Mr. Nelson and Ms. Cassidy herein shall be removed. As a result of the pending resignations, effective August 3, 2018, certain portfolio manager changes are being made for the Funds. Accordingly, the following information replaces the existing disclosure under the “Portfolio Managers” section beginning on page 44 of the Funds’ SAI:

Description of Compensation. The portfolio managers and assistant portfolio managers are each paid a fixed salary plus a bonus. Bonuses are determined based on the terms of a Revenue Sharing Plan for each team and include a base amount calculated as a percentage of management fees paid by the registered investment companies and other accounts managed. In addition, if the performance of a Fund exceeds certain percentile benchmarks when compared to its peer group (primarily using Lipper rankings) and/or certain risk adjusted return formulas, the bonus pool increases as a percentage of the management fees paid by the registered investment companies and other accounts managed. Mr. Caldwell and Mr. Ahmed each also receives a bonus based on a percentage of his salary, which has subjective and objective components. If the Adviser declares a profit sharing plan contribution, the portfolio managers and assistant portfolio managers also would receive such contribution. Effective January 1, 2018, each portfolio manager and assistant portfolio manager participates in a deferred compensation plan. Messrs. Nelson, Schwab and Cleaver are participants in a previous deferred compensation plan, under which their balances are fully vested.

Other Accounts. The table below discloses other accounts for which the portfolio managers and assistant portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2017, unless otherwise noted.

Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (000,000s omitted)	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance (000,000s omitted)

1. K.C. Nelson	Registered Investment Companies:	2	$1,669.9	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	2	$511.3	0	$0

2. Elizabeth Cassidy	Registered Investment Companies:	1	$1,534.3	0	$0
	Other Pooled Investment Vehicles:	1	$25.3	0	$0
	Other Accounts:	1	$337.6	0	$0

3. Michael Caldwell	Registered Investment Companies:	1	$165.6	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	1	$173.6	0	$0

4. Yoav Sharon*	Registered Investment Companies:	2	$1,655.9	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	2	$455.9	0	$0

5. Thomas McCauley*	Registered Investment Companies:	2	$1,655.9	0	$0
	Other Pooled Investment Vehicles:	1	$25.6	0	$0
	Other Accounts:	2	$455.9	0	$0

6. Richard Thies	Registered Investment Companies:	4	$2,139.5	0	$0
	Other Pooled Investment Vehicles:	2	$214.5	0	$0
	Other Accounts:	9	$1,484.5	3	$83.1

7. Howard Schwab	Registered Investment Companies:	3	$2,093.8	0	$0
	Other Pooled Investment Vehicles:	2	$214.5	0	$0
	Other Accounts:	8	$1,455.2	2	$53.8

8. Chad Cleaver	Registered Investment Companies:	4	$2,139.9	0	$0
	Other Pooled Investment Vehicles:	2	$214.5	0	$0
	Other Accounts:	8	$1,455.2	2	$53.8

9. Ayman Ahmed	Registered Investment Companies:	1	$43.2	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

10. John Khym*	Registered Investment Companies:	1	$1,552.1	0	$0
	Other Pooled Investment Vehicles:	1	$25.6	0	$0
	Other Accounts:	1	$274.1	0	$0

*Information as of June 30, 2018

As shown in the table above, the Funds’ portfolio managers and assistant portfolio managers, as applicable, may manage the assets of one or more Funds. Both clients and affiliated persons of the Adviser, including the portfolio managers, may own interests in these Funds. The same or related securities may be appropriate and desirable investments for any of the Funds and they may compete in the marketplace for the same investment opportunities, which may be limited. In addition, transactions by a Fund in securities held by another Fund or that another Fund is seeking to buy or sell (or transactions in related securities) may have an adverse impact on the prices that a Fund pays for those securities or can realize upon sale, or on the ability of the Adviser to buy or sell the desired amount of such securities for a Fund at favorable prices. This is particularly true when the Funds’ transactions occur at a point in time close to when trades in the same or related securities are affected for another Fund. This presents a conflict between the interests of a Fund and the interests of the other Funds as well as the affiliates of the Adviser who invest in the Funds.

Conflicts also may arise between the interests of a Fund and the interests of the Adviser and its affiliates, including the portfolio managers. These conflicts can occur as one or more of the Funds pay advisory fees to the Adviser at a higher rate than the rate of fees paid by another Fund. In addition, the Adviser’s affiliates, including the Funds’ portfolio managers, may personally own interests in the Funds or have other financial incentives (including that a portfolio manager’s compensation is based, in part, on assets under management). For example, portfolio managers could favor one Fund over another Fund when dividing their time and attention between them or when presented with limited investment opportunities that would be desirable and suitable for both a Fund and another Fund or when making trading decisions.

The Adviser, through trade allocation and other policies and procedures, seeks to manage these conflicts of interest to reduce any adverse effects on the Funds. These policies and procedures include requirements that transactions by a Fund in the same securities that occur on the same day are average priced when feasible and allocated on a fair and equitable basis. In addition, the Adviser conducts periodic reviews of transactions in and holdings of the same or related securities by a Fund for compliance with the Adviser’s policies and procedures.

Securities Ownership. The following table sets forth the dollar range of equity securities beneficially owned by the portfolio managers and the assistant portfolio managers in the Funds as of December 31, 2017, unless otherwise noted:

Dollar ($) Value of Fund Shares Beneficially Owned
Driehaus Active Income Fund
K. C. Nelson	Over $1,000,000
Elizabeth Cassidy	$100,001 - $500,000
Yoav Sharon*	$10,001 - $50,000
Thomas McCauley*	$10,001 - $50,000
John Khym*	$1- $10,000

Dollar ($) Value of Fund Shares Beneficially Owned
Driehaus Event Driven Fund
K. C. Nelson	Over $1,000,000
Michael Caldwell	$100,001 - $500,000
Yoav Sharon	$50,001 - $100,000
Thomas McCauley	$10,001 - $50,000

Driehaus Multi-Asset Growth Economies Fund
Richard Thies	$50,001 - $100,000
Howard Schwab	None
Chad Cleaver	None
Ayman Ahmed	$10,001 - $50,000

*Information as of June 30, 2018

In addition to the amounts disclosed in the table above, Messrs. Nelson, Schwab and Cleaver each participate in a deferred compensation plan in which he earns an investment return based on a hypothetical investment in various funds that he elects, which may include the Funds that he manages. The following table sets forth the dollar range of the deferred compensation plan account of each of Messrs. Nelson, Schwab and Cleaver as of December 31, 2017 that is earning an investment return based on a hypothetical investment in the Funds that he manages:

Dollar ($) Value of Fund Shares Earning a Return Based on a Hypothetical Investment in the Fund
Driehaus Active Income Fund
K.C. Nelson	None

Driehaus Event Driven Fund
K.C. Nelson	$50,001 - $100,000

Driehaus Multi-Asset Growth Economies Fund
Howard Schwab	None
Chad Cleaver	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

For more information, please call the Driehaus Mutual Funds at (877) 779-0079.